UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24f-2
Expires: December 31, 2014
Annual Notice of Securities Sold
Estimated average burden
Pursuant to Rule 24f-2
hours per response. 2

1.Name and address of issuer:
AllianceBernstein Growth and Income Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105

2.The name of each series of class of
securities for which this Form is filed
(If the Form is being filed for all
series and classes of the issuer,
check the box but do not list
series or classes):
X
Fund name:

3. Investment Company Act File Number:
811-00126
Securities Act File Number :
002-11023

4(a).Last Day of Fiscal Year for which
this Form is filed:
October 31, 2013

4(b).Check box if this Form is being
filed late (i.e., more than 90 calendar
days after the end of the
issuer's fiscal year).

4(c).Check box if this is the last
time the issuer will be filing this Form.

5.Calculation of registration fee:
(i)Aggregate sale price of securities sold
during the fiscal year pursuant to
section 24 (f):
$117,835,329
(ii)Aggregate sale price of securities
redeemed or repurchased during the fiscal
year:
$232,402,318
(iii)Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier than
October 11, 1995 that were not previously
used to reduce registration fees payable
to the Commission:
$7,854,029,999
(iv)Total available redemption credits
[add Items 5(ii) and 5(iii)]:
-$8,086,432,317
(v)Net Sales: $-
(vi)Redemption credits available for
use in future years:
$(7,968,596,988)
(vii)Multiplier for determining
registration fee:
x	0.0001288
(viii)	Registration Fee Due:
=	$0.00

6.Prepaid Shares
If the response to Item 5(i) was determined
by deducting an amount of securities that
were registered under the
Securities Act of 1933
pursuant to rule 24e-2 as in effect
before October 11, 1997, then report
the amount of securities (number of
shares or other units) deducted here:
-
If there is a number of shares
or other units that were registered
pursuant to rule 24e-2
remaining unsold at the end of the
fiscal year for which this form
is filed that are available for use
by the issuer in future fiscal years,
then state that number here:
-
7.Interest due -- if this Form is being
filed more than 90 days after the end of the issuer's fiscal year:
+ $-
8. Total amount of the registration fee
due plus any interest due
[line 5(viii) plus line 7]:
$-
9.Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository:
N/A
Method of Delivery:
Wire Transfer
Mail or other means
SIGNATURES
This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
Stephen M. Woetzel, Controller
Date: January 23, 2014
Please print or type the name
and title of the signing officer
below the signature.